Morgan Stanley Private Markets and Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2025
	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Liquidity (a)
INVESTMENT INTERESTS - 101.38%
PRIVATE EQUITY - 46.89%
Carlyle AlpInvest Private Markets SICAV	$ 111,683,392	$ 115,909,573	16.21%	8/1/2025	Monthly
Franklin Lexington Private Markets Fund SICAV SA	85,530,267	91,348,510	12.77%	8/1/2025	Quarterly
KKR Private Equity Conglomerate, LLC	92,471,258	96,798,213	13.54%	8/1/2025	Quarterly
StepStone (Luxembourg) SCA Class A	27,295,968	31,251,379	4.37%	9/2/2025	Quarterly
TOTAL PRIVATE EQUITY	316,980,885	335,307,675	46.89%

PRIVATE CREDIT - 23.17%
Apollo Asset Backed Credit Company, LLC	29,482,995	29,555,296	4.13%	8/1/2025	Quarterly
Apollo Debt Solutions BDC	55,781,483	55,402,181	7.75%	8/1/2025	Quarterly
Blue Owl Alternative Credit Fund	29,541,838	29,059,414	4.06%	11/1/2025	Quarterly
Carlyle Tactical Private Credit Fund	52,184,978	51,658,181	7.23%	8/1/2025	Quarterly
TOTAL PRIVATE CREDIT	166,991,294	165,675,072	23.17%

REAL ESTATE - 12.38%
Blue Owl Real Estate Net Lease Trust	29,326,707	29,905,210	4.18%	8/1/2025	Quarterly
Hines Global Income Trust	29,580,033	29,504,083	4.13%	8/1/2025	Monthly
Nuveen Global Cities REIT, Inc.	29,579,008	29,102,128	4.07%	8/1/2025	Monthly
TOTAL REAL ESTATE	88,485,748	88,511,421	12.38%

INFRASTRUCTURE - 18.94%
Brookfield Infrastructure Income Fund	105,813,828	107,391,180	15.02%	8/1/2025	Quarterly
KKR Infrastructure Conglomerate, LLC	27,736,977	28,056,501	3.92%	8/1/2025	Quarterly
TOTAL INFRASTRUCTURE	133,550,805	135,447,681	18.94%

TOTAL INVESTMENT INTERESTS	$ 706,008,732	$ 724,941,849	101.38%

SHORT TERM INVESTMENTS - 1.63%
Fidelity Treasury Portfolio Class I, 3.66% (b)	11,625,684	11,625,684	1.63%
TOTAL SHORT TERM INVESTMENTS	$ 11,625,684	$ 11,625,684	1.63%

TOTAL INVESTMENTS - 103.01% (Cost - $717,634,416)		$ 736,567,533
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.01)%		(21,521,985)
NET ASSETS - 100.0%		$ 715,045,548

(a)	Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2025.

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